Intangible Assets - Schedule of Estimated Amortization Expense of Intangible Assets (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 257,964
2025	252,595
2026	198,254
2027	124,576
2028	$ 58,500